Note 4 - Income Tax Status (Details Textual) - EBP 06-1061602 001 [Member] - USD ($)	1 Months Ended		12 Months Ended
	Mar. 31, 2025	Jan. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
EBP, Tax Determination Letter, Obtained [true false]			true
EBP, Tax Determination Letter, Date			Mar. 15, 2013
EBP, Tax Qualification Status [Extensible Enumeration]			Qualified Plan [Member]
EBP, Tax Status, Withholding Tax Paid			$ 2,143,085	$ 1,947,178
EBP, Dividend Withholding Tax Receivable			$ 8,453,055	$ 7,079,511
EBP, Tax Status, Dividend Withhold Tax Refund Received	$ 769,541	$ 1,155,443